Taxes (Details 1) - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Deferred tax assets:
Allowance for doubtful account	$ 735,633	$ 789,151
Net operating loss carryforward	3,280,567	3,098,352
Long-lived assets impairment	657,146	696,256
Deferred tax assets	4,673,346	4,583,759
Deferred tax liabilities:
Recognition of intangible assets arising from business combinations		(17,444)
Capitalized development costs	(502,734)	(544,982)
Change in valuation allowance	(4,170,612)	(4,021,333)
Deferred tax assets(liabilities), net